OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

November 2, 2016

Filing Desk

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Oppenheimer Revenue Weighted ETF Trust (the “Registrant”)
File Nos. 333-139501 and 811-21993

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained Post-Effective Amendment Nos. 35/37 to the Registrant’s Registration Statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission (“SEC”) electronically on October 27, 2016.

The SEC Staff is requested to address any questions or comments relating to this certification to:

Taylor V. Edwards

Vice President & Senior Counsel

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

212-323-0310

tedwards@ofiglobal.com

Very truly yours,

/s/ Emily Ast
Emily Ast
Vice President and Assistant Counsel

cc:	Valorie Lithotomos, Esq.
Ropes & Gray LLP
Taylor V. Edwards
Gloria LaFond